Description of Business and Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Accounting Policies [Abstract]
Description of Business and Summary of Significant Accounting Policies
1.	Description of Business and Summary of Significant Accounting Policies:

CollabRx, Inc., a Delaware corporation (“CollabRx,” the “Company” or “we,” “us,” or “our”), is the renamed Tegal Corporation, (“Tegal”), which acquired a private company of the same name on July 12, 2012.  Following approval by its stockholders on September 25, 2012, Tegal amended its charter and changed its name to “CollabRx, Inc.” (the “Name Change”).

Tegal was formed in December 1989 to acquire the operations of the former Tegal Corporation, a division of Motorola, Inc., Tegal’s predecessor company was founded in 1972 and acquired by Motorola, Inc. in 1978. Tegal completed its initial public offering in October 1995.

CollabRx offers cloud-based expert systems that provide clinically relevant interpretive knowledge to institutions, physicians, researchers and patients for genomics-based medicine in cancer to inform health care decision-making.  With access to a large network of clinical and scientific advisors at leading academic institutions and a suite of tools and processes that combine artificial intelligence-based analytics with proprietary interpretive content, the Company is well positioned to participate in the value-added “big data” opportunity in the U.S. health care.  We use the term “cloud” to mean a product or service that can be delivered via the Internet, usually on a pay-for-use or subscription basis, versus the purchase and installation of enterprise-based software, which typically requires investments in both software and hardware, often also requiring large-scale customization efforts.  The Company uses the term “big data” to refer to datasets whose size is beyond the ability of typical database software tools to capture, store, manage, and analyze.

The Company searches publicly available databases as source documents for our knowledge base.  Such databases include those that are available, either free or on a commercial basis, in the areas of clinical trials, drugs, investigational compounds, biomarkers, bioinformatics, cancer ontology and literature.  The Company then aggregates, annotates and integrates these datasets for the purpose of defining the relationship of biomarkers to therapeutic strategies, drugs and clinical trials. None of the individual databases the Company utilizes as sources provide information on the interrelationships of these discrete elements.  In addition, CollabRx has developed a process for incorporating the guidance of our network of physician and research advisors in the selection of the most relevant data for specific diagnoses, histopathology data, prior treatments and biomarkers.  The result of this software- and expert-assisted process is proprietary content incorporated into our knowledge base which includes decision rules, succinct statements of therapeutic strategy and a comprehensive listing of appropriate drugs and clinical trials, all related to specific aberrations which might be observed in connection with genomic testing.

Although the process and results are proprietary, the Company always refers to the relevant source documentation that provides the support for the identification of an actionable biomarker, typically a peer-reviewed, published paper.  In this way, the Company avoids the “black-box algorithm problem”, which is prevalent in other companies’ predictive analytical models, but is not currently a trusted methodology in medical practice.  Our proprietary content is incorporated into our knowledge base, which is updated regularly with the assistance of a large network of independent advisors, and which forms the basis for all our products and services. Our knowledge base contains no individual patient data, nor do our processes for providing related content include the review by our network of independent experts of any individual test data.

Our knowledge base informs two distinctly different products and services.

Genetic Variant Annotation™ Service. The “Genetic Variant Annotation” or “GVA” is a service offered to diagnostic testing laboratories, including academic medical centers and commercial laboratories.  Our lab customers provide us with a test result, usually in the form of an electronic file that represents the results of a genomic test, typically from a “Next Generation Sequencing” (“NGS”), micro-array or similar testing platform.  The test results provided to us contain no patient-identifiable information.  The Company analyzes the test results for the purpose of identifying those genetic alterations which the Company has annotated in advance as being “actionable” (i.e., related to a therapeutic strategy).  The Company provides the testing lab with a report, incorporating information regarding identified biomarkers and associated therapeutic strategies for each, along with relevant drugs and clinical trials, to a level and in a format that the Company has agreed in advance with our customer.  The Company is compensated for this service either on a per-test or on a volume-adjusted subscription basis.   This service is not available to the public and is not available on our website.

Therapy Finder Products.  Our Therapy Finder® products are a series of cancer-specific, web-based and mobile apps which are accessed by physicians and patients, usually in the physician’s office.  After indicating a number of pre-set options related to stage of cancer, histopathology, prior treatments and presence of biomarkers on an input page, the physician is presented with a results page which explains the role of the biomarker, identifies a possible therapeutic strategy for that particular set of inputs, along with tabs associated with searchable lists of relevant drugs and clinical trials. Therapy Finders are an interactive, informational and educational resource for both physicians and patients, and can be used for decision-support.  They neither contain nor store any patient identifiable information.  The advisors associated with the development and updating of each app are prominently featured.  The development and distribution of Therapy Finders is partially supported by sponsorships and advertising revenue.  They are available free of charge on our company website.  Our aim is to make this tool widely available to help community physicians understand the relevance of biomarker testing and the availability of potential therapies for their advanced cancer patients.

In 2014, the Company redesigned its Therapy Finders so that they could be accessed by physicians using the iOS operating system from Apple, Inc. via an iPhone or an iPad, and have named this mobile application “CancerRx.” CancerRx was co-developed with MedPage Today of Everyday Health, Inc., with the ownership of the application retained by CollabRx. A special feature of CancerRx is a daily oncology newsfeed from MedPage Today, all with real-time over the air updates. The Company launched CancerRx during the first fiscal quarter of fiscal year 2015.

Recently, we undertook a review of the software engineering and the biomedical and scientific basis of the Therapy Finders and the related CancerRx mobile app in order to determine the feasibility of offering a replacement product that incorporates the breadth of data that we have accumulated since the initial development of those products in 2010, and which is easier to maintain with frequent updates.  We expect to complete that review over the next several months.   While we undertook the review in close collaboration with our on-line media partner, MedPage Today of Everyday Health, Inc., we temporarily suspended all or certain features of these products.  On June 16, 2015, we terminated our exclusive agreement with MedPage Today / Everyday Health, Inc.  We are in the process of updating Therapy Finders and/or developing alternative decision support products for distribution directly by us or in connection with other on-line media partners.  We continue to offer our Therapy Finders on the CollabRx website.

The Company intends to pursue collaborative arrangements with other companies and entities that provide contract research services to oncology practices, conduct in-house clinical and translational research, collect information on patient outcomes and link this information to genetic sequencing data, and calculate the relative costs and benefits associated with different diagnostic tests and therapies. The Company expects such efforts to lead to novel insights and advances to improve the quality of cancer care and reduce the costs of delivering it.The physicians and researchers within our network of advisors have agreed to participate in our efforts for an indefinite term, on an uncompensated basis, and without a formal agreement.  The board assignments, biographies and current affiliations of all of our advisors are posted on our website.

The Company’s condensed financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business for the foreseeable future.  The Company incurred net losses of $1,345 and $1,248 for the three months ended June 30, 2015and 2014, respectively.  The Company used $1,422 and $733 of cash in operating activities for the three months ended June 30, 2015and 2014, respectively.  The Company’s existing cash and cash equivalents are adequate to fund the Company’s operations requirements and obligations through the third quarter of its fiscal year 2017.   As a result, over the past year it has been pursuing several alternative financing sources to continue operations.

On December 6, 2014, we entered into a non-binding letter of intent to acquire Medytox Solutions, Inc. (“Medytox”) in a reverse merger transaction.  Medytox is a holding company that owns and operates businesses in the medical services sector.  Its principal line of business is clinical laboratory blood and urine testing services, with a particular emphasis in the provision of urine drug toxicology and comprehensive pain medication monitoring programs to physicians, clinics and rehabilitation facilities in the United States.

On April 15, 2015, we and Medytox entered into a definitive Agreement and Plan of Merger, which we filed as an exhibit to our Form 8-K filed on April 17, 2015.  Completion of the merger is subject to the satisfaction or waiver of a number of conditions.   If the proposed transaction is completed, Medytox Solutions would be the accounting acquirer of the Company, the management of Medytox Solutions would become the management of our Company, and the current directors of Medytox Solutions would constitute a majority of our Board of Directors. Following the transaction, we may be a “controlled company” exempt from certain corporate governance requirements under the NASDAQ Rules.

Upon completion of the reverse merger transaction with Medytox Solutions, we expect to continue to operate CollabRx as an independent subsidiary, pursuing our current business strategy as a developer and marketer of medical information and clinical decision support products and services to oncologists. We expect that the additional management and financial resources that will be made available to us by Medytox Solutions will allow us to gain market share against our current and potential competitors, to expand our product offerings with additional interpretive content that supports ever more complex decision-making in the treatment of advanced cancers, to better support our large network of clinical  advisors, and to develop new products that address emerging needs for oncology clinicians and researchers in pharmaceutical development.

In the event that Medytox Solutions decides to enter the genomic-based testing market through the acquisition or internal development of an NGS testing lab capability in cancer or another genomic-based disease area (such as hereditary diseases or pharmacogenomics), CollabRx is ideally suited, via our current and expanded GVA product-line, to provide the leading-edge tools needed to provide robust interpretation of those complex tests. In addition, the availability of additional resources for the marketing and promotion of our existing web-based and mobile decision support products will allow us to expand the use of our Therapy Finder and CancerRx products among oncology professionals, enhance awareness of our brand, and deliver more and better tools to physicians and patients alike.

By letter dated June 2, 2015, CollabRx was notified by Nasdaq that the bid price of our common stock closed below the minimum $1.00 per share requirement for continued inclusion under Marketplace Rule 4310(c)(4). In accordance with Marketplace Rule 4310(c)(8)(D), we have180 calendar days to regain compliance.  If at any time before the expiration of such 180-day period, the bid price of our common stock closes at $1.00 per share or more for a minimum of 10 consecutive business days, we will regain compliance with the Rule.  If we do not regain compliance prior to the expiration of such 180-day period, an additional 180 days will be granted to regain compliance, so long as we meet The Nasdaq Capital Market initial listing criteria (except for the bid price requirement).

The Company continues to incur recurring losses from operations.  Even though the Company has entered into the aforementioned agreement with Medytox, it must still prove its ability to generate sufficient levels of cash from its operations.

Basis of Presentation

In the opinion of management, the unaudited condensed financial statements have been prepared on the same basis as the March 31, 2015 audited consolidated financial statements and include all adjustments, consisting only of normal recurring adjustments, necessary to fairly state the information set forth herein.  The financial statements have been prepared in accordance with the regulations of the Securities and Exchange Commission (“SEC”), but omit certain information and footnote disclosures necessary to present the financial statements in accordance with GAAP.  The accompanying condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty, and contemplate the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying condensed financial statements have been prepared assuming the Company will continue as a going concern. These condensed financial statements should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company’s Annual Report on Form 10-K for the fiscal year ended March 31, 2015, filed on June 26, 2015.  The results of operations for the three months ended June 30, 2015 are not necessarily indicative of results to be expected for the entire year.

Comprehensive Income (loss)

Comprehensive income (loss) is defined as the change in equity of the Company during the period from transactions and other events and circumstances, excluding transactions resulting from investments by owners and other distributions to owners.   For the three months ended June 30, 2015, the Company recognized an increase in the estimated fair value of its investment in NanoVibronix, which it holds as long-term marketable securities available-for-sale.  The unrealized gain on this investment for the current period is $419.  For the three months ended June 30, 2014, the Company had no items of other comprehensive income (loss).  Therefore the net loss in the prior period equaled the comprehensive loss for the three months ended June 30, 2014.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could vary from those estimates.

Change in Accounting Estimate

Upon the original acquisition of the private company called CollabRx, the Company determined that the lives of intangible assets were determined to be between 3 years to 10 years.  Originally, the life of the acquired developed technology software was determined to be ten years, expiring in July 2022, and the life of the customer relationships was determined to be five years, expiring in July 2017.  During the fiscal year ended March 31, 2015, the Company determined facts and circumstances existed that indicated the useful lives of these two intangible assets were shorter than originally estimated.  The Company has adjusted the lives of its acquired developed technology and its customer relationships and now expects the lives of these assets to expire no later than March 2016.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash investments.  The Company’s accounts receivable balance is also subject to credit risk. Substantially all of the Company’s cash equivalents are held in liquid cash accounts.  The Company’s accounts receivable are derived primarily from sales to customers located in the United States.  The Company performs ongoing credit evaluations of its customers and generally requires no collateral. The Company no longer maintains reserves for potential credit losses. There have been no write-offs during the periods presented.

For the three months ended June 30, 2015, four customers accounted for 23.1%, 18.3%, 16.3% and 13.8%, respectively, of the Company’s revenue.  For the three months ended June 30, 2014, four customers accounted for 26.1%, 23.1%, 19.6% and 18.2%, respectively, of the Company’s revenue.

As of June 30, 2015, three customers accounted for 94.0% of the balance in accounts receivable.  Two customers accounted for 95.1% of the balance in accounts receivable as of June 30, 2014. As of March 31, 2015, three customers accounted for 95% of our trade accounts receivable balance.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments having a maturity of three months or less on the date of purchase to be cash equivalents.

As of June 30, 2015 and March 31, 2015, all of the Company’s cash equivalents are included as Level 1 assets on the fair value hierarchy, and were held in the form of money market funds in the condensed balance sheets.

Promissory Notes Payable

On July 12, 2012, the Company completed the acquisition of the private company called CollabRx, pursuant to the previously announced Agreement and Plan of Merger, dated as of June 29, 2012.  As part of the purchase price, the Company assumed $500 of existing CollabRx indebtedness through the issuance of the promissory notes.  The principal of the promissory notes is payable in equal installments on the third, fourth and fifth anniversaries of the date of issuance, along with the accrued but unpaid interest as of such dates.  On July 13, 2015, the Company made a $208 payment of principal and accrued interest.  Principal payments of $167 and $166, together with accrued interest, will be made in July 2016 and July 2017, respectively.

Investment

On November 22, 2011, the Company completed a $300 strategic investment in NanoVibronix, Inc., (“NanoVibronix”) a private company that develops medical devices and products that implement its proprietary therapeutic ultrasound technology.  The Company’s investment in NanoVibronix was in the form of a convertible promissory note that bears interest at a rate of 10% per year compounded annually, which matured on November 15, 2014.  Our investment was intended to precede a possible merger of the two companies.  However, those discussions were terminated by mutual agreement between the parties and NanoVibronix, Inc. continued to operate as a private company.  NanoVibronix filed a registration statement with the Securities and Exchange Commission in connection with a proposed initial public offering.  In connection with the planned offering, the parties agreed that the Convertible Promissory Note will be converted into common stock of NanoVibronix.

On February 9, 2015 NanoVibronix filed a Form 10 with the SEC.  On February 10, 2015, the series B-1 promissory note held by CollabRx was converted into Series B-1 preferred shares. Coincident with the effectiveness of this filing, the Series B-1 preferred shares held by CollabRx was converted into 204,507 shares of NanoVibronix common stock, representing 8.9% of the 2,289,682 shares of total common shares outstanding as of January 30, 2015.

During the fourth quarter of fiscal year 2015, the Convertible Promissory Note was converted into a cost investment on the Company’s condensed balance sheets at the carrying value of the note upon maturity.  As of March 31, 2015, the Convertible Promissory Note balance was $399, consisting of the original $300 investment and $99 in accrued interest income.   At that time, the Company believed the maturity date value of the Convertible Promissory Note approximated the fair value of the investment as of March 31, 2015, as NanoVibronix did not yet have an effective market price.

In May 2015, NanoVibronix, Inc. became a public company and the Company’s Chief Executive Officer became a member of the NanoVibronix, Inc. Board of Directors. For the three months ended June 30, 2015, the Company recognized an increase in the estimated fair value of its investment in NanoVibronix, which it holds as long-term marketable securities available-for-sale.  The unrealized gain on this investment for the three months ended June 30, 2015 is $419. For the three months ended June 30, 2014, the Company had no items of other comprehensive income (loss).  Therefore the net loss in the prior period equaled the comprehensive loss for the three months ended June 30, 2014.

The unrealized gain in the current period reflects the share price of NanoVibronix on June 30, 2015. The NanoVibronix ticker symbol is “NAOV”.  While this stock is thinly traded, the share price is our best estimate of the fair value of this investment.

On a periodic basis, we assess whether there are any indicators that the fair value of our investment may be impaired. An investment is impaired only if our estimate of the fair value of the investment is less than the carrying value of the investment, and such decline in value is deemed to be other than temporary. To the extent impairment has occurred, the loss is measured as the excess of the carrying amount of the investment over the fair value of the investment.

Accounts Receivable – Allowance for Sales Returns and Doubtful Accounts

As of June 30, 2015 and March 31, 2015, respectively, the Company had zero reserves for potential credit losses assuch risk was determined to be insignificant.  The Company does not currently maintain an allowance for doubtful accounts receivable for potential estimated losses resulting from the inability of the Company’s customers to make required payments.  The Company believes no such reserve is currently required.  The Company had zero write-offs during the periods presented.  The Company reviews the estimated risk of current customers’ inability to make payments on a quarterly basis to determine if any amount is uncollectible.

Revenue Recognition and Deferred Revenue

Each contract sale of our interpretive data is evaluated individually in regard to revenue recognition.  The Company has integrated in our evaluation the related guidance included in Financial Accounting Standards Board ("FASB") Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition. The Company recognizes revenue when persuasive evidence of an arrangement exists, the seller’s price is fixed or determinable, delivery has occurred, and collectability is reasonably assured.

For arrangements that include multiple deliverables, the Company identifies separate units of accounting based on the guidance under ASC 605-25, Multiple Element Arrangements, which provides that revenue arrangements with multiple deliverables should be divided into separate units of accounting, if certain criteria are met.  The consideration of the arrangement is allocated to the separate units of accounting using the relative fair value method.  Applicable revenue recognition criteria are considered separately for each separate unit of accounting.

Revenue from fixed price contracts is recognized primarily under the percentage of completion method.  Under this method the Company recognizes estimated contract revenue and resulting income based on costs incurred to date as a percentage of the total estimated costs as the Company considers this model to best reflect the economics of these contracts.  In such contracts, the Company’s efforts, measured by time incurred, typically represents the contractual milestones or output measure.   If at any time during the contract period, the Company determines that a loss will occur, the Company recognizes the loss in that period. Furthermore, if in previous periods a profit was recognized under the percentage-of completion method, the profit would be reversed during the period the Company determined a loss on the contract exists.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes (“ASC 740”), which requires that deferred tax assets and liabilities be recognized using enacted tax rates for the effect of temporary differences between the book and tax bases of recorded assets and liabilities. Under ASC 740, the liability method is used in accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between financial reporting and the tax basis of assets and liabilities, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. ASC 740 also requires that deferred tax assets be reduced by a valuation allowance if it is more likely than not that some or all of the deferred tax asset will not be realized. The Company evaluates annually its ability to realize our deferred tax assets by assessing our valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include our forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.  In 2015 and 2014, the Company has recorded a full valuation allowance for our deferred tax assets based on our past losses and uncertainty regarding our ability to project future taxable income. In future periods, if the Company is able to generate income the Company may reduce or eliminate the valuation allowance.

Fair Value Measurements

The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the Company considers what assumptions market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.   The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

•	Level 2: Directly or indirectly observable inputs as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data from actively quoted markets for substantially the full term of the financial instrument.

•	Level 3: Unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.  The Company’s financial instruments consist primarily of liquid cash accounts denominated in U.S. dollars.As of June 30, 2015, the investment balance of $818 included in the condensed balance sheets is considered  Level 2 and is remeasured on a recurring basis.  The value of money market funds was immaterial at June 30, 2015.

Intangible Assets and Goodwill

Intangible assets include patents, trade names, software, non-compete agreements, customer relationships and trademarks that are amortized on a straight-line basis over periods ranging from three to ten years.  The Company performs an ongoing review of its identified intangible assets to determine if facts and circumstances exist that indicate the useful life is shorter than originally estimated or the carrying amount may not be recoverable.  If such facts and circumstances exist, the Company assesses the recoverability of identified intangible assets by comparing the projected undiscounted net cash flow associated with the related asset or group of assets over their remaining lives against their respective carrying amounts.  Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets.   As of the current reporting period, the Company’s remaining intangible assets, not including those related to the acquisition of CollabRx, were internally developed, which have a carrying value of zero. Currently the Company expenses all costs incurred to renew or extend the term of a recognized intangible asset.

  With the acquisition of CollabRx, the Company acquired software, trade names, customer relationships, non-compete agreements and goodwill.  The lives of the acquired intangible assets range from three to ten years.  Intangible assets, except for trade names and goodwill, are amortized on a straight-line basis.  Intangible assets related to trade names and goodwill are not amortized.  The Company tests goodwill for impairment annually during the fourth quarter of each fiscal year.  The fair values of these assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount might not be recoverable. No impairment charges for intangible assets or goodwill were recorded for the three months ended June 30, 2015 and 2014, respectively.  The Company recognized $60 and $52 of amortization expense for the three month periods ended June 30, 2015 and 2014, respectively.   The amortization expense included in cost of revenue is related to the acquired software and is amortized on a straight-line basis over the updated expected life of the asset, which the Company believes to be completed by the end of fiscal year 2016.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for indicators of impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If undiscounted expected future cash flows are less than the carrying value of the assets, an impairment loss is recognized based on the excess of the carrying amount over the estimated fair value of the assets.  The Company recorded $4 and $0 in disposal losses for fixed assets for the three months ended June 30, 2015 and 2014.

Stock-Based Compensation

The Company has adopted several stock plans that provide for issuance of equity instruments to our employees and non-employee directors. Our plans include incentive and non-statutory stock options and restricted stock awards.  These equity awards generally vest ratably over a four-year period on the anniversary date of the grant, and stock options expire ten years after the grant date. Certain restricted stock awards may vest on the achievement of specific performance targets.  The Company also had an Employee Stock Purchase Plan (“ESPP”), allowing qualified employees to purchase Company shares at 85% of the fair market value on specified dates.  The ESPP was allowed to expire on July 22, 2014 and has not been renewed.

Total stock-based compensation related to stock options and restricted stock units (“RSUs”) for the three months ended June 30, 2015 and 2014 was $36 and $94, respectively.

The Company utilized the following valuation assumptions to estimate the fair value of options that were granted for the three month periods ended June 30, 2015 and 2014, respectively.   The Company utilized the following assumptions to estimate the fair value of options that were granted for the three months ended June 30, 2014.  There were no options granted for the three months  ended June 30, 2015.

	Three Months Ended June 30,
	2015	2014
Expected life (years)	N/A	6.0
Volatility	N/A	151.70%
Risk-free interest rate	N/A	1.62% -1.74%
Dividend yield	N/A	0%
Forfeiture rate	N/A	10%

The Company’s ESPP plan expired in the prior fiscal year.  No ESPP awards were made in the current period nor are any future ESPP awards expected to be made.  Prior ESPP awards were valued using the Black-Scholes option pricing model with expected volatility calculated using a six-month historical volatility.

Valuation and Other Assumptions for Stock Options

Valuation and Amortization Method.    The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model. The Company estimates the fair value using a single option approach and amortizes the fair value on a straight-line basis over the requisite service periods of the awards, which are generally the vesting periods.

Expected Term. The expected term of options granted represents the period of time that the options are expected to be outstanding. The Company estimates the expected term of options granted based on our historical experience of exercises including post-vesting exercises and termination.

Expected Volatility.    The Company estimates the volatility of our stock options at the date of grant using historical volatilities.  Historical volatilities are calculated based on the historical prices of our common stock over a period at least equal to the expected term of our option grants.

Risk-Free Interest Rate.    The Company bases the risk-free interest rate used in the Black-Scholes option pricing model on U.S. Treasury yield curve in effect at the time of grant for zero-coupon issues with remaining terms equivalent to the expected term of our option grants.

Dividends.    The Company has never paid any cash dividends on common stock and the Company does not anticipate paying any cash dividends in the foreseeable future.

Forfeitures.    The Company uses historical data to estimate pre-vesting option forfeitures. The Company record stock-based compensation only for those awards that are expected to vest.

During the three months ended June 30, 2015, the Company granted no options either to any current employees or to any current members of the Board of Directors.

Stock Options

A summary of the stock option activity during the three months ended June 30, 2015is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Beginning outstanding, March 31, 2015	665,058	$4.79	7.80	$67,951
Granted	--	-
Forfeited	(49,938)	2.54
Expired	(4,501)	25.52

Ending outstanding, June 30, 2015	610,619	$4.82	7.35	$-
Ending vested and expected to vest	610,474	$4.82	7.35	$-
Ending exercisable	299,876	$8.06	5.62	$-

The aggregate intrinsic value of stock options outstanding as of June 30, 2015 is calculated as the difference between the exercise price of the underlying options and the market price of our common stock as of June 30, 2015.

The following table summarizes information with respect to stock options outstanding as of June 30, 2015:

Range of Exercise Prices		Number Outstanding As of June 30, 2015	Weighted- Average Remaining Contractual Term (in years)	Weighted- Average Exercise Price	Number Exercisable As of June 30, 2015	Weighted- Average Exercise Price As of June 30, 2015
$0.75	$1.50	206,679	9.42	$0.80	17,500	$1.31
1.99	3.22	167,629	8.39	2.54	88,190	2.41
3.35	6.00	143,997	6.25	3.90	101,872	3.89
11.70	17.80	46,191	3.35	12.03	46,191	12.03
21.00	34.20	36,125	2.04	22.63	36,125	22.63
41.40	41.45	9,998	0.21	41.40	9,998	41.40
		610,619	7.35	$4.82	299,876	$8.06

As of June 30, 2015, there was $197 of total unrecognized compensation cost related to outstanding options which the Company expects to recognize over an estimated weighted average period of 1.38years.

Restricted Stock Units

The Company had no activity related to unvested RSUs in the current period.

Unvested Restricted Stock as of June 30, 2015

As of June 30, 2015, there was no amount of total unrecognized compensation cost related to outstanding RSUs.  All related expenses were previously recognized.

In the three months ending June 30, 2015, the Company did not grant any RSUs.

Note 1.	Description of Business and Summary of Significant Accounting Policies

The Company

CollabRx, Inc., a Delaware corporation (“CollabRx,” the “Company” or “we,” “us,” or “our”), is the formerly named Tegal Corporation, a Delaware corporation (“Tegal”), which acquired a private company of the same name on July 12, 2012.  Following approval by its stockholders on September 25, 2012, Tegal amended its charter and changed its name to “CollabRx, Inc.” (the “Name Change”).

 Tegal was formed in December 1989 to acquire the operations of the former Tegal Corporation, a division of Motorola, Inc.  Tegal’s predecessor company was founded in 1972 and acquired by Motorola, Inc. in 1978. Tegal completed its initial public offering in October 1995.

Originally, Tegal designed, manufactured, marketed and serviced specialized plasma etch systems used primarily in the production of micro-electrical mechanical systems (“MEMS”) devices, such as sensors, accelerometers and power devices.  Tegal also sold systems for the etching and deposition of materials found in other devices, such as integrated circuits (“ICs”) and optoelectronic devices found in products such as smart phones, networking gear, solid-state lighting, and digital imaging.

As the Company transitioned away from its legacy lines of business in manufacturing and devices, it explored opportunities in various emerging technology sectors, including the photovoltaic solar and medical device industries.  These efforts led to Tegal’s investments in Sequel Power and NanoVibronix, as well as the Company’s acquisition of CollabRx, a company that develops information technology products based systems and methods for aggregating and contextualizing the world’s knowledge on genomics-based medicine, with specific applications in advanced cancer.

On July 12, 2012, we completed the transition of our business model with the closing of our acquisition of CollabRx.  We intend that our acquisition of CollabRx will form the core of our operations going forward.  The Company sought and received stockholder approval at the annual meeting held on September 2012 for an amendment to Tegal’s Certificate of Incorporation, changing the corporate name to CollabRx, Inc.

The accompanying consolidated financial statements have been prepared assuming we will continue as a going concern.

The CollabRx Merger

On July 12, 2012, we completed the acquisition of CollabRx (the “Merger”), pursuant to an Agreement and Plan of Merger dated as of June 29, 2012, (the “Merger Agreement”).  As a result of the Merger, CollabRx became a wholly-owned subsidiary of the Company.  In consideration for 100% of the stock of CollabRx, we agreed to issue an aggregate of 236,433 shares of common stock, representing 14% of the Company’s total shares outstanding prior to the closing, to former CollabRx stockholders.  As of July 12, 2012, these shares had a fair value of $932.  We also assumed $500 of existing CollabRx indebtedness through the issuance of promissory notes.  The principal amount of the promissory notes is payable in equal installments on the third, fourth and fifth anniversaries of the date of issuance, along with the accrued but unpaid interest as of such dates.  Also the note receivable balance recognized in the period prior to the acquisition date consisted of an outstanding loan related to the Company’s investment in CollabRx in the first quarter of fiscal year 2013.  The Company’s initial investment in CollabRx was in the form of a promissory note that accrued interest at a rate of 0.28% per year compounded annually and matured on or about November 7, 2012.  After the completion of the acquisition of CollabRx, the loan was reclassified to be included as part of the purchase price, thereby extinguishing the $300 bridge loan previously extended to CollabRx.  The Company did not pay any cash consideration in connection with the acquisition.

In addition, Tegal granted a total of 368,417 restricted stock units (“RSUs”) and options as “inducement grants” to newly hired management and employees, all subject to four-year vesting and other restrictions.  In December 2012, an aggregate of 215,475 RSUs were forfeited in connection with the resignation of James Karis as the Company’s Co-Chief Executive Officer.

On July 12, 2012, in connection with the acquisition of CollabRx, pursuant to the Merger Agreement, dated June 29, 2012, we entered into an Agreement Not to Compete with Jay M. Tenenbaum (the “Noncompete”), pursuant to which Mr. Tenenbaum agreed to refrain from competing with the Company on the terms set forth therein for a period of three years commencing on July 12, 2012.

Also on July 12, 2012, we entered into a Stockholders Agreement (the “Stockholders Agreement”) with the former stockholders of CollabRx.  Pursuant to the Stockholders Agreement, (i) the Company has agreed to provide certain registration rights to the stockholders, and (ii) the stockholders have agreed to certain transfer restrictions and voting provisions for a period of two years.

In connection with the Merger Agreement and the Employment Agreement dated as of June 29, 2012 by and among the Company and James Karis, on July 12, 2012, Mr. Karis, the former Chief Executive Officer of CollabRx, was appointed the Co-Chief Executive Officer and a director of the Company.   In December 2012, Mr. Karis resigned from his position as Co-Chief Executive Officer but remained on the Company’s Board of Directors.

In addition, pursuant to the Indemnity Agreement dated as of July 12, 2012 by and between the Company and James Karis (the “Indemnity Agreement”), Mr. Karis has been granted customary indemnification rights in connection with his position as an officer and director of the Company.

Additional information is set forth, including the description of the Merger provided above, and is qualified in its entirety by reference to the full text of the transaction documents, copies of which are filed as exhibits to the Form 8-K reports filed July 5, 2012 and July 18, 2012.

Principles of Consolidation and Foreign Currency Transactions

The consolidated financial statements include the accounts of the Company and all of its subsidiaries and have been prepared in conformity with accounting principles generally accepted in the United States.  Intercompany transactions and balances are eliminated in consolidation. Accounts denominated in foreign currencies are translated using the foreign currencies as the functional currencies. Assets and liabilities of foreign operations are translated to US dollars at current rates of exchange and revenues and expenses are translated using weighted-average rates. The effects of translating the financial statements of foreign subsidiaries into US dollars are reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity. Gains and losses from foreign currency transactions are included in the statements of operations as a component of other income (expense), net, and were not material in all periods presented.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could vary from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid debt and equity instruments having a maturity of three months or less on the date of purchase to be cash equivalents.

As of March 31, 2015 and 2014, all of the Company’s current investments are classified as cash equivalents in the consolidated balance sheets. The investment portfolio as of March 31, 2015 and 2014 is comprised of money market funds.

Financial Instruments

The carrying amount of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, notes receivable, accounts payable, accrued expenses and other liabilities approximates fair value due to their relatively short maturity. Based on the borrowing rates currently available to the Company, the note payable carrying value approximates fair value. With our exit from our historical operations, our exposure to foreign currency fluctuations has been mostly eliminated.  The Company does not hold derivative financial instruments for speculative purposes.  Previously, the Company would periodically enter into foreign exchange contracts to sell Euros, which are used to hedge a sales transaction in which costs were denominated in US dollars and the related revenue was generated in Euros.  On March 31, 2015 and 2014, the Company had no open foreign exchange contracts to sell Euros or any other foreign currencies.

Changes in the exchange rate between the Euro and the US dollar are currently immaterial to our operating results. Exposure to foreign currency exchange rate risk may increase over time as our business evolves.

Fair Value Measurements

The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.   When determining fair value measurements for assets and liabilities required or permitted to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and we consider what assumptions market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.   The fair value hierarchy distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities.

•
Level 2: Directly or indirectly observable inputs as of the reporting date through correlation with market data, including quoted prices for similar assets and liabilities in active markets and quoted prices in markets that are not active. Level 2 also includes assets and liabilities that are valued using models or other pricing methodologies that do not require significant judgment since the input assumptions used in the models, such as interest rates and volatility factors, are corroborated by readily observable data from actively quoted markets for substantially the full term of the financial instrument.

•
Level 3: Unobservable inputs that are supported by little or no market activity and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as considers counterparty credit risk in its assessment of fair value.

The Company’s financial instruments consist primarily of money market funds. As of March 31, 2015, all of the Company’s current assets in financial instruments investments were classified as cash equivalents in the consolidated balance sheet. Our cash equivalents totaled $7,521.  The investment portfolio at March 31, 2015 was comprised of money market funds.  The carrying amounts of the Company’s cash equivalents are valued using Level 1 inputs.  In addition, the Company values its investment in NanoVibronix at cost.

As of September 30, 2013, the Company’s warrant liability has been extinguished, and the Company has no other financial instruments subject to using Level 3 inputs.

Investments

During the fourth quarter of fiscal year 2015, the Convertible Promissory Note was reclassified as an equity instrument at the carrying value of the note upon maturity, as NanoVibronix did not yet have an effective market price.  The Company’s carrying amount of its equity investment approximates fair value.  On a periodic basis, we assess whether there are any indicators that the fair value of our investment may be impaired. An investment is impaired only if our estimate of the fair value of the investment is less than the carrying value of the investment, and such decline in value is deemed to be other than temporary. To the extent impairment has occurred, the loss is measured as the excess of the carrying amount of the investment over the fair value of the investment.

Prior to conversion, the Company’s investment in the Convertible Promissory Note consisted solely of the investment in NanoVibronix.  That note bore interest at a rate of 10% per year compounded annually and matured on November 15, 2014.  Interest was accrued and recognized quarterly.  As of March 31, 2015 and 2014, the Convertible Promissory Note balance was $399 and $378, respectively, consisting of the original $300 investment and $99 and $78, respectively, in accrued interest. The entire outstanding principal balance and any outstanding fees or interest became due and payable in full on the maturity date.  However, the Company agreed to convert the Promissory Note into equity.  On February 9, 2015 NanoVibronix filed a Form 10 with the SEC. On February 10, 2015, the series B-1 promissory note held by CollabRx was converted into Series B-1 preferred shares. Coincident with the effectiveness of this filing, the Series B-1 preferred shares held by CollabRx were converted into 204,507 shares of NanoVibronix common stock, representing 8.9% of the 2,289,682 shares of total common shares outstanding as of January 30, 2015.

As of March 31, 2015, the NanoVibronix registration statement was not yet effective with the SEC nor was the NanoVibronix stock trading as it has not yet cleared the Depository Trust & Clearing Corporation (“DTC”).The Company believes the maturity date value of the Convertible Promissory Note approximates the fair value of the investment as of March 31, 2015, as NanoVibronix did not yet have an effective market price.

Once the NanoVibronix, Inc. offering is complete, we expect the Company’s Chief Executive Officer will become a member of the NanoVibronix, Inc. Board of Directors.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash investments and accounts receivable. Substantially all of the Company’s liquid investments are invested in money market funds. The Company’s accounts receivable are derived primarily from sales to customers located in the United States. Prior to our exit from our historical core operations, the Company performed ongoing credit evaluations of its customers and generally required no collateral. For fiscal years 2015 and 2014, the Company had zero reserves for potential credit losses as such risk was determined to be immaterial. The Company does not currently maintain an allowance for doubtful accounts receivable for potential estimated losses resulting from the inability of the Company’s customers to make required payments.  The Company believes no such reserve is currently required.  The Company had zero write-offs during fiscal years 2015 and 2014.  The Company reviews the estimated risk of current customers’ inability to make payments on a quarterly basis to determine if any amount is uncollectible.

As of March 31, 2015, three customers accounted for 95% of our trade accounts receivable balance.   As of March 31, 2014, four customers accounted for 100% of the trade accounts receivable balance.  As of March 31, 2015, the balance in trade accounts receivable was $88.  As of March 31, 2014, the balance in trade accounts receivable was $148.

Life Technologies, Inc. has been a major contributor to our revenues and gross profits in the past, however we have funded the Company’s operating expenses primarily with cash on hand and the net proceeds from the sale of discontinued assets, as disclosed in prior and current filings. We are actively engaged in negotiations with several other companies who are interested in purchasing our content on similar terms or under annual subscriptions or software-as-a-service arrangements.

Property and Equipment

Property and equipment are recorded at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, ranging from three to seven years. Leasehold improvements are stated at cost and are amortized using the straight-line method over the shorter of the estimated useful life of the improvements or the lease term.  Significant additions and improvements are capitalized, while repairs and maintenance are charged to expense as incurred.   When assets are disposed of, the cost and related accumulated depreciation are removed from the accounts and the resulting gains or losses are included in the results of operations. The Company generally depreciates its assets over the following periods:

Years

Furniture and machinery and equipment	7
Computer and software	3 – 5
Leasehold improvements	5 or remaining lease life

Intangible Assets

Intangibles include acquired technology, customer relationships, non-compete agreements, patents and trademarks that are amortized on a straight-line basis over periods ranging from 3 years to 10 years.  The Company performs an ongoing review of its identified intangible assets to determine if facts and circumstances exist that indicate the useful life is shorter than originally estimated or the carrying amount may not be recoverable.  If such facts and circumstances exist, the Company assesses the recoverability of identified intangible assets by comparing the projected undiscounted net cash flow associated with the related asset or group of assets over their remaining lives against their respective carrying amounts.  Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets.

Intangible assets, except for trade names and goodwill, are amortized on a straight-line basis.  Intangible assets related to trade names and goodwill are not amortized.  The Company tests for impairment at least annually.  The amortization expense included in cost of revenue is related to the acquired developed technology software and is amortized on a straight line basis over the expected life of the asset, which the Company believes to be ten years.

Prior to the acquisition of CollabRx, all of the Company’s historical intangible assets, other than those related to NLD and Compact, were included in the asset sale of the DRIE product line to SPTS.   The last of the intangible assets related to NLD and Compact were sold in the second quarter in fiscal year 2014.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the useful life is shorter than originally estimated or the carrying amount may not be recoverable as well as at fiscal year end. If undiscounted expected future cash flows are less than the carrying value of the assets, an impairment loss is recognized based on the excess of the carrying amount over the fair value of the assets.

During the quarter ended March 31, 2015, we reviewed our long-lived assets for indicators of impairment in accordance with ASC 360 “Property, Plant and Equipment” and ASC 350 “Intangibles - Goodwill and Other.”  Based on reduced estimates of future revenues related to certain acquired assets, we identified a potential indicator of impairment.  At the end of the fourth quarter of fiscal year 2015, the Company determined that a large portion of the remaining net book value of the developed technology software product and customer relationship assets acquired in the original CollabRx, Inc. merger should be impaired.  Since the CollabRx acquisition in June 2012, the basis for the Company’s future growth and profitability has changed materially and is no longer as based on as much of the acquired assets. The Company therefore recognized a total $571 in impairment charges, which included $415 for developed technology, and $156 for customer relationships.  The impairment charge is included separately on the consolidated statement of operations.  We also determined that the useful lives of the intangible assets developed technology and customer relationships are  shorter than originally estimated.   No impairment charges for intangible assets were recorded for the fiscal year ended 2014.

All of the Company’s historical intangible assets, other than those related to NLD and Compact, were included in the asset sale of the DRIE product line to SPTS.   As the Company’s NLD patents and intellectual property were all internally developed (except for those acquired in connection with the Simplus acquisition, which were subsequently written-off) the value of the Company’s NLD technology had no recorded value prior to sale.

Long-lived assets also consist of property, plant and equipment.  The Company recorded disposal losses of $0 for fixed assets for each the fiscal years ended March 31, 2015 and 2014, respectively.

Change of Accounting Estimate

Upon the original acquisition of CollabRx, the Company determined that the lives of intangible assets were determined to be between 3 years to 10 years.  Originally, the life of the acquired developed technology software was determined to be ten years, expiring in July 2022, and the life of the customer relationships was determined to be five years, expiring in July 2017.  During the fiscal year ended March 31, 2015, the Company determined facts and circumstances existed that indicated the useful lives of these two intangible assets were shorter than originally estimated.  The Company has adjusted the lives of its acquired developed technology and its customer relationships and now expects the lives of these assets to expire no later than March 2016.

Deferred Financing Costs

Deferred financing costs represent expenses incurred to raise equity capital related to financing transactions which have not yet been completed as of the consolidated balance sheet dates.

Accounts Receivable – Allowance for Sales Returns and Doubtful Accounts

For fiscal years 2015 and 2014, the Company had zero reserves for potential credit losses as such risk was determined to be immaterial. The Company does not currently maintain an allowance for doubtful accounts receivable for potential estimated losses resulting from the inability of the Company’s customers to make required payments.  The Company believes no such reserve is currently required.  The Company had zero write-offs during fiscal years 2015 and 2014.  The Company reviews the estimated risk of current customers’ inability to make payments on a quarterly basis to determine if any amount is uncollectible.

As of March 31, 2015, the balance in trade accounts receivable was $88.  As of March 31, 2014, the balance in trade accounts receivable was $148.

As of March 31, 2015, three customers accounted for 95% of our trade accounts receivable balance.   As of March 31, 2014, four customers accounted for 100% of the trade accounts receivable balance.

Revenue Recognition

Each contract sale of our interpretive data is evaluated individually in regard to revenue recognition.  We had integrated in our evaluation the related guidance included in Accounting Standards Codification (“ASC”) Topic 605 – “Revenue Recognition”. We recognized revenue when persuasive evidence of an arrangement exists, the seller’s price is fixed or determinable and collectability is reasonably assured.

For arrangements that include multiple deliverables, we identify separate units of accounting based on the guidance under ASC 605-25, “Multiple Element Arrangements”, which provides that revenue arrangements with multiple deliverables should be divided into separate units of accounting, if certain criteria are met.  The consideration of the arrangement is allocated to the separate units of accounting using the relative selling price method.  Applicable revenue recognition criteria are considered separately for each separate unit of accounting.

Revenue from fixed price contracts is recognized primarily under the percentage of completion method.  Under this method we recognize estimated contract revenue and resulting income based on costs incurred to date as a percentage of the total estimated costs as we consider this model to best reflect the economics of these contracts.  In such contracts, the Company’s efforts, measured by time incurred, typically represents the contractual milestones or output measure.

Income Taxes

We account for income taxes in accordance with ASC Topic 740, “Income Taxes”, which requires that deferred tax assets and liabilities be recognized using enacted tax rates for the effect of temporary differences between the book and tax bases of recorded assets and liabilities. Under ASC 740, the liability method is used in accounting for income taxes. Deferred tax assets and liabilities are determined based on the differences between financial reporting and the tax basis of assets and liabilities, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. ASC 740 also requires that deferred tax assets be reduced by a valuation allowance if it is more likely than not that some or all of the deferred tax asset will not be realized. We evaluate annually the realizability of our deferred tax assets by assessing our valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include our forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets. In 2015 and 2014, we have recorded a full valuation allowance for our deferred tax assets based on our past losses and uncertainty regarding our ability to project future taxable income. In future periods, if we are able to generate income we may reduce or eliminate the valuation allowance.

Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted EPS is computed using the weighted-average number of common shares outstanding plus any potentially dilutive securities, except when the effect of including such changes is antidilutive.  The weighted-average number of shares and the (loss) income per share reflect a 1-for-5 reverse stock split effected by the Company on June 15, 2011.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 – “Compensation-Stock Compensation” (“ASC 718”) which establishes accounting for stock-based awards exchanged for employee services. Accordingly, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employee’s service period.

We have adopted several stock plans that provide for issuance of equity instruments to our employees and non-employee directors. Our plans include incentive and non-statutory stock options and restricted stock awards.  These equity awards generally vest ratably over a four-year period on the anniversary date of the grant, and stock options expire ten years after the grant date.  Restricted stock awards do not expire.  Certain restricted stock awards may vest on the achievement of specific performance targets.  We also have an Employee Stock Purchase Plan (“ESPP”) that allows qualified employees to purchase shares of common stock at 85% of the fair market value on specified dates.  The ESPP plan expired on July 22, 2014.

Comprehensive Loss

Comprehensive loss is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. For the years ended March 31, 2015 and 2014, the Company had no items of other comprehensive loss.  Therefore, the net loss equals comprehensive loss for the years then ended.

Recent Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) ASU No. 2014-08, “Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” “ASU 2014-08”, which changes the requirements for reporting discontinued operations in Subtopic 205-20 “Presentation of Financial Statements - Discontinued Operations.” The ASU changes the definition of discontinued operations by limiting discontinued operations reporting to disposals that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. Under current US GAAP, many disposals, some of which may be routine in nature and not representative of a substantive change in an entity’s strategy, are reported in discontinued operations. ASU 2014-08 requires expanded disclosures for discontinued operations designed to provide users of financial statements with more information about the assets, liabilities, revenues, expenses and cash flows related to discontinued operations. ASU 2014-08 also requires an entity to disclose the pretax profit or loss (or change in net assets for a not-for-profit entity) of an individually significant component of an entity that does not qualify for discontinued operations reporting. The amendments in ASU 2014-08 are effective prospectively for fiscal years, and interim periods, beginning after December 15, 2014. Early adoption is permitted, but only for disposals (or classifications as held for sale) that have not been reported in financial statements previously issued or available for issuance. The Company does not expect the new guidance to have a material impact on our consolidated financial statements.  See Note 5, Discontinued Operations.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) and the IASB has issued IFRS 15, Revenue from Contracts with Customers. The issuance of these documents completes the joint effort by the FASB and the IASB to improve financial reporting by creating common revenue recognition guidance for US GAAP and IFRS. The new guidance affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards. This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance.   For public entities, the amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period.  Early application is not permitted. The Company will continue to evaluate this newly issued guidance.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements – Going Concern (Sub Topic 205-40) – Uncertainties about an Entity’s Ability to Continue as a Going Concern.  ASU 2014-15 clarifies principles and definitions that may be used by an organization’s management for disclosures that are currently made available in financial statement footnotes.  Presently U.S. GAAP does not provide an organization’s management guidance regarding its responsibility to assess whether substantial doubt exists regarding the ability to continue as a going concern or to prepare related footnote disclosures.  Instead, auditors are responsible for assessing an entity’s ability to continue as a going concern under AUC 570.  ASU 2014-15 will move this responsibility to management.  ASU 2014-15 will require management to evaluate whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as  going concern from one year from the date the financial statements are issued.  ASU 2014-15 is effective for annual periods ending after December 15, 2016 to allow the auditing guidance to catch up with this change.  ASU 2014-15 affects all companies and non-profits and early application is allowed.  The Company is currently evaluating the impact of adopting this new guidance on our condensed consolidated financial statements.